Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ (111)	$ (192)	$ (193)	$ (317)
Exploration expenditures written off (includes dry wells and signature bonuses)	(55)	(6)	(105)	(38)
Contractual penalties on local content requirements	(2)	7	(4)	7
Other exploration expenses	(5)		(7)
Total expenses	(173)	(191)	(309)	(348)
Cash used in:
Operating activities	116	192	200	317
Investment activities	144	241	271	306
Total cash used	$ 260	$ 433	$ 471	$ 623